Other assets - Summary of Other Assets Current and Non Current (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Miscellaneous assets [abstract]
Advances to employees	$ 2,671	$ 2,585
Prepaid expenses	6,081	3,806
Intangible asset acquisition rights	1,886	0
Other current assets	1,143	462
Other current assets	11,781	6,853
Prepaid expenses	266	95
Unamortized debt issuance costs	1,235	0
Deposit/guarantee on lease agreements	2,012	1,782
Other non-current assets	285	71
Other non-current assets	$ 3,798	$ 1,948